SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	U.S. Treasury Securities — 2.0%
	United States Treasury Bill,
	5.086% due 7/18/2023	$25,000,000	$ 24,947,943
	5.083% due 7/25/2023	7,600,000	7,576,697
	Total U.S. Treasury Securities (Cost $32,524,640)		32,524,640
	Commercial Paper — 93.3%
[a]	Air Liquide U.S. LLC, 5.24% due 7/24/2023	300,000	299,099
	Ameren Corp.,
	5.498% due 7/14/2023	30,000,000	29,950,500
	5.497% due 7/17/2023	2,000,000	1,995,800
	American Electric Power Co., Inc.,
[a]	5.328% due 7/7/2023	250,000	249,854
[a]	5.479% due 8/2/2023	30,000,000	29,865,500
	American Honda Finance Corp.,
	5.459% due 7/13/2023	3,535,000	3,529,737
	5.461% due 7/13/2023	8,000,000	7,988,067
	5.465% due 7/18/2023	20,000,000	19,955,250
[a]	Apple, Inc., 5.13% due 7/12/2023	30,000,000	29,962,125
	Arizona Public Service Co.,
	5.244% due 7/3/2023	20,000,000	20,000,000
	5.264% due 7/3/2023	10,000,000	10,000,000
	AutoZone, Inc.,
[a]	5.122% due 7/3/2023	5,200,000	5,200,000
[a]	5.241% due 7/12/2023	30,000,000	29,961,300
	Avangrid, Inc.,
[a]	5.551% due 7/6/2023	1,000,000	999,546
[a]	5.549% due 7/7/2023	21,000,000	20,987,283
[a]	5.441% due 7/21/2023	1,000,000	997,325
[a]	5.467% due 7/27/2023	3,000,000	2,989,260
[a]	5.499% due 7/27/2023	5,000,000	4,982,000
[a]	Avery Dennison Corp., 5.224% due 7/3/2023	30,000,000	30,000,000
[a,b]	BASF SE, 5.227% due 7/10/2023	30,000,000	29,969,958
[a,b]	Bell Canada, 5.50% due 7/5/2023	19,100,000	19,094,270
[a]	Berkshire Hathaway Energy Co., 5.396% due 7/24/2023	5,000,000	4,984,542
[a,b]	Canadian National Railway Co., 5.18% due 7/11/2023	2,000,000	1,997,733
[a,b]	Canadian Pacific Railway Co., 5.493% due 7/7/2023	28,000,000	27,983,200
	Caterpillar Financial Services Corp.,
	5.191% due 7/20/2023	16,000,000	15,961,467
	5.201% due 7/20/2023	15,950,000	15,911,512
[a]	CenterPoint Energy, Inc., 5.244% due 7/3/2023	30,000,000	30,000,000
	Commonwealth Edison Co.,
[a]	5.193% due 7/3/2023	30,000,000	30,000,000
[a]	5.193% due 7/5/2023	30,000,000	29,991,467
	Consolidated Edison Co. of New York, Inc.,
[a]	5.395% due 7/10/2023	24,000,000	23,975,267
[a]	5.445% due 7/11/2023	8,000,000	7,990,489
	Dominion Energy South Carolina, Inc.,
	5.537% due 7/3/2023	1,000,000	1,000,000
	5.527% due 7/12/2023	12,000,000	11,983,710
	5.551% due 7/12/2023	7,500,000	7,489,781
	5.386% due 7/7/2023	2,000,000	1,998,822
	5.496% due 7/7/2023	10,000,000	9,994,000
	Dover Corp.,
[a]	5.278% due 7/7/2023	13,000,000	12,992,489
[a]	5.332% due 7/10/2023	4,000,000	3,995,917
[a]	5.331% due 7/11/2023	13,000,000	12,984,833
	DTE Capital Corp.,
[a]	5.332% due 7/3/2023	1,200,000	1,200,000
[a]	5.334% due 7/12/2023	5,500,000	5,492,781
	DTE Electric Co., 5.313% due 7/12/2023	24,000,000	23,968,620
	Duke Energy Corp.,
[a]	5.479% due 7/6/2023	1,000,000	999,552
[a]	5.418% due 7/11/2023	1,384,000	1,382,361

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
[a]	5.42% due 7/13/2023	$ 4,100,000	$ 4,093,930
[a]	5.416% due 7/21/2023	24,000,000	23,936,160
[a]	5.193% due 7/3/2023	25,000,000	25,000,000
[a,b]	Electricite de France SA, 5.592% due 7/21/2023	32,000,000	31,912,160
	Entergy Corp.,
[a]	5.276% due 7/5/2023	29,000,000	28,991,622
[a]	5.49% due 7/11/2023	1,300,000	1,298,440
	Evergy Kansas Central, Inc.,
[a]	5.53% due 7/12/2023	4,000,000	3,994,570
[a]	5.455% due 7/5/2023	1,000,000	999,702
[a]	5.456% due 7/5/2023	1,000,000	999,702
[a]	Evergy Metro, Inc., 5.405% due 7/6/2023	6,000,000	5,997,340
	Evergy Missouri West, Inc.,
	5.275% due 7/3/2023	18,300,000	18,300,000
[a]	5.503% due 7/18/2023	18,000,000	17,959,425
	Florida Power & Light Co., 5.16% due 7/13/2023	30,000,000	29,957,667
[a]	General Mills, Inc., 5.228% due 7/7/2023	15,000,000	14,991,417
[a]	GlaxoSmithKline LLC, 5.112% due 7/3/2023	30,000,000	30,000,000
[a,b]	Hitachi International Treasury Ltd., 5.339% due 7/5/2023	30,000,000	29,991,233
[a]	HP, Inc., 5.332% due 7/10/2023	30,000,000	29,969,375
[a]	Kellogg Co., 5.313% due 7/6/2023	17,300,000	17,292,460
	Keurig Dr Pepper, Inc.,
[a]	5.278% due 7/7/2023	27,000,000	26,984,400
[a]	5.383% due 7/10/2023	3,000,000	2,996,908
	McCormick & Co., Inc.,
[a]	5.447% due 7/18/2023	9,000,000	8,979,937
[a]	5.389% due 7/12/2023	22,000,000	21,970,850
[a]	Mercedes-Benz Finance North America LLC, 5.212% due 7/5/2023	32,000,000	31,990,880
	Mitsubishi HC Capital America,
	5.522% due 7/5/2023	1,000,000	999,698
	5.602% due 7/12/2023	31,000,000	30,957,375
	Mondelez International, Inc.,
[a]	5.479% due 7/5/2023	19,000,000	18,994,321
[a]	5.472% due 7/6/2023	9,000,000	8,995,965
[a]	5.458% due 7/21/2023	1,000,000	997,320
[a]	5.469% due 7/21/2023	3,000,000	2,991,945
[a]	NextEra Energy Capital Holdings, Inc., 5.338% due 7/18/2023	500,000	498,906
	Oglethorpe Power Corp.,
[a]	5.499% due 7/5/2023	1,000,000	999,700
[a]	5.50% due 7/5/2023	2,000,000	1,999,400
[a]	5.653% due 7/12/2023	1,000,000	998,612
[a]	5.602% due 7/20/2023	13,000,000	12,966,236
[a]	5.60% due 7/24/2023	14,000,000	13,955,083
[a]	ONE Gas, Inc., 5.275% due 7/3/2023	10,000,000	10,000,000
	Peoples Gas Light & Coke Co., 5.195% due 7/3/2023	15,000,000	15,000,000
	Philip Morris International, Inc.,
[a]	5.212% due 7/24/2023	11,514,000	11,479,612
[a]	5.211% due 7/25/2023	19,000,000	18,940,551
[a]	Pinnacle West Capital Corp., 5.264% due 7/3/2023	5,350,000	5,350,000
	PPL Electric Utilities Corp.,
[a]	5.354% due 7/5/2023	20,000,000	19,994,144
[a]	5.354% due 7/13/2023	10,000,000	9,985,361
[a,b]	Reckitt Benckiser Treasury Services plc, 5.459% due 7/20/2023	31,000,000	30,921,536
	Ryder System, Inc.,
	5.519% due 7/14/2023	6,000,000	5,990,063
	5.305% due 7/3/2023	1,000,000	1,000,000
[a]	Sempra Energy, 5.50% due 7/5/2023	30,000,000	29,991,000
[a]	Sony Capital Corp., 5.379% due 7/5/2023	30,000,000	29,991,167
	Southern California Gas Co.,
[a]	5.217% due 7/5/2023	5,000,000	4,998,572
[a]	5.155% due 7/6/2023	20,000,000	19,991,533
	Spire, Inc.,
[a]	5.498% due 7/10/2023	5,000,000	4,994,750
[a]	5.497% due 7/12/2023	2,000,000	1,997,300
[a]	5.498% due 7/20/2023	25,000,000	24,936,250

SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	June 30, 2023 (Unaudited)

	ISSUER-DESCRIPTION	Shares/Principal Amount	VALUE
	Union Electric Co.,
	5.50% due 7/5/2023	$30,000,000	$ 29,991,000
	5.50% due 7/20/2023	2,000,000	1,994,900
	Virginia Electric & Power Co.,
	5.384% due 7/5/2023	1,000,000	999,706
	5.426% due 7/5/2023	8,000,000	7,997,631
	5.479% due 7/5/2023	22,000,000	21,993,424
[a]	Walt Disney Co., 5.287% due 7/11/2023	465,000	464,463
[a]	Waste Management, Inc., 5.422% due 7/5/2023	1,000,000	999,704
	WEC Energy Group, Inc.,
[a]	5.364% due 7/5/2023	21,000,000	20,993,840
[a]	5.394% due 7/11/2023	9,000,000	8,989,380
	Wisconsin Gas LLC, 5.322% due 7/11/2023	30,000,000	29,965,067
	Wisconsin Power & Light Co., 5.172% due 7/5/2023	10,300,000	10,297,082
	Wisconsin Public Service Corp.,
	5.181% due 7/10/2023	25,000,000	24,975,208
	5.18% due 7/11/2023	5,000,000	4,994,333
	Total Commercial Paper (Cost $1,497,435,733)		1,497,435,733
	Mutual Fund — 0.0%
[c]	State Street Institutional Treasury Money Market Fund Premier Class, 5.02%	114,342	114,342
	Total Mutual Fund (Cost $114,342)		114,342
	Total Investments — 95.3% (Cost $1,530,074,715)		$1,530,074,715
	Other Assets Less Liabilities — 4.7%		75,537,985
	Net Assets — 100.0%		$1,605,612,700

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023, the aggregate value of these securities in the Fund’s portfolio was $1,080,295,313, representing 67.28% of the Fund’s net assets.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Rate represents the money market fund annualized seven-day yield at June 30, 2023.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	June 30, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Capital Management Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities held with a maturity of less than 60 days are valued using the amortized cost method unless the Committee determines such method does not represent fair value. The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of the Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.